SUBSEQUENT EVENTS (Details)			3 Months Ended
	May 30, 2017 USD ($) $ / shares shares	Mar. 31, 2017 director $ / shares	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	May 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Nov. 12, 2014 USD ($)
Repurchase program November 2014
SUBSEQUENT EVENTS
Maximum ordinary shares outstanding under the repurchase program							$ 40,000,000
Subsequent Event | Non-binding proposal letter
SUBSEQUENT EVENTS
Ordinary share price per share (in dollars per share) | $ / shares		$ 2.15
Number of independent directors | director		2
AioTV
SUBSEQUENT EVENTS
Carrying amount of the investment						$ 1,700,000
AioTV | Subsequent Event | Note Purchase Agreement
SUBSEQUENT EVENTS
Principal amount	$ 480,685
Carrying amount of the investment	$ 800,000				$ 800,000
AioTV | Subsequent Event | Common Stock | Note Purchase Agreement
SUBSEQUENT EVENTS
Preferred stock converted to common shares | shares	25,527,008
Convertible debentures converted to ordinary shares | shares	2,269,856
Conversion price (in dollars per share) | $ / shares	$ 0.320937
Debt instrument, conversion price (in dollars per share) | $ / shares	$ 0.253790596
Series B preferred stock | AioTV
SUBSEQUENT EVENTS
Equity method investment, ownership interest (as a percent)						44.00%
Carrying amount of the investment						$ 900,000
Series B preferred stock | AioTV | Subsequent Event | Note Purchase Agreement
SUBSEQUENT EVENTS
Convertible shares | shares	25,527,008
Convertible bonds of privately-held company | AioTV
SUBSEQUENT EVENTS
Carrying amount of the investment						$ 800,000
Convertible bonds of privately-held company | AioTV | Subsequent Event | Note Purchase Agreement
SUBSEQUENT EVENTS
Convertible promissory note, value	$ 319,315
Payments to acquire investments			$ 380,000	$ 100,000
Convertible debentures | AioTV | Subsequent Event | Note Purchase Agreement
SUBSEQUENT EVENTS
Principal amount	576,068
Accrued and unpaid interests	$ 500,000